UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street 17th FL.
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street 17th FL.
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2015

Date of reporting period:	6/30/2015

Item 1. Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of June 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.0%
Aerospace & Defense — 2.6%
Boeing Co. (The)	34,684	$4,811,365
General Dynamics Corp.	16,712	2,367,923
Honeywell International, Inc.	41,515	4,233,285
L-3 Communications Holdings, Inc.	4,600	521,548
Lockheed Martin Corp.	14,256	2,650,190
Northrop Grumman Corp.	10,748	1,704,955
Precision Castparts Corp.	7,680	1,535,002
Raytheon Co.	16,344	1,563,794
Rockwell Collins, Inc.	7,363	679,973
Textron, Inc.	14,734	657,578
United Technologies Corp.	44,240	4,907,543

		25,633,156

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	7,700	480,403
Expeditors International of Washington, Inc.	10,500	484,103
FedEx Corp.	14,016	2,388,326
United Parcel Service, Inc. (Class B Stock)	36,800	3,566,288

		6,919,120

Airlines — 0.4%
American Airlines Group, Inc.	36,500	1,457,627
Delta Air Lines, Inc.	43,500	1,786,980
Southwest Airlines Co.	34,974	1,157,290

		4,401,897

Auto Components — 0.4%
BorgWarner, Inc.	11,900	676,396
Delphi Automotive PLC (United Kingdom)	15,400	1,310,386
Goodyear Tire & Rubber Co. (The)	13,771	415,195
Johnson Controls, Inc.	34,556	1,711,559

		4,113,536

Automobiles — 0.6%
Ford Motor Co.	209,438	3,143,664
General Motors Co.	71,600	2,386,428
Harley-Davidson, Inc.	11,300	636,755

		6,166,847

Banks — 6.0%
Bank of America Corp.	557,095	9,481,757
BB&T Corp.	38,258	1,542,180
Citigroup, Inc.	160,715	8,877,896
Comerica, Inc.	9,261	475,274
Fifth Third Bancorp	42,673	888,452
Huntington Bancshares, Inc.	41,929	474,217
JPMorgan Chase & Co.	198,293	13,436,334
KeyCorp	45,035	676,426
M&T Bank Corp.(a)	7,200	899,496
People’s United Financial, Inc.(a)	15,000	243,150
PNC Financial Services Group, Inc. (The)	27,602	2,640,131
Regions Financial Corp.	70,174	727,003
SunTrust Banks, Inc.	27,483	1,182,319
U.S. Bancorp	94,295	4,092,403
Wells Fargo & Co.	250,216	14,072,148
Zions Bancorporation	10,900	345,911

		60,055,097

Beverages — 2.1%
Brown-Forman Corp. (Class B Stock)	8,530	854,536
Coca-Cola Co. (The)	209,764	8,229,042
Coca-Cola Enterprises, Inc.	11,200	486,528
Constellation Brands, Inc. (Class A Stock)	9,100	1,055,782
Dr. Pepper Snapple Group, Inc.	10,400	758,160
Molson Coors Brewing Co. (Class B Stock)	8,894	620,890
Monster Beverage Corp.*	8,050	1,078,861
PepsiCo, Inc.	78,551	7,331,950

		20,415,749

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	11,600	2,096,932
Amgen, Inc.	40,646	6,239,974
Biogen, Inc.*	12,570	5,077,526
Celgene Corp.*	42,400	4,907,164
Gilead Sciences, Inc.	78,900	9,237,612
Regeneron Pharmaceuticals, Inc.*	4,050	2,066,026
Vertex Pharmaceuticals, Inc.*	12,800	1,580,544

		31,205,778

Building Products — 0.1%
Allegion PLC	5,233	314,713
Masco Corp.	18,426	491,421

		806,134

Capital Markets — 2.3%
Affiliated Managers Group, Inc.*	3,000	655,800
Ameriprise Financial, Inc.	9,971	1,245,677
Bank of New York Mellon Corp. (The)	58,638	2,461,037
BlackRock, Inc.	6,900	2,387,262
Charles Schwab Corp. (The)	59,611	1,946,299
E*TRADE Financial Corp.*	13,820	413,909
Franklin Resources, Inc.	21,142	1,036,592
Goldman Sachs Group, Inc. (The)	21,500	4,488,985
Invesco Ltd.	22,900	858,521
Legg Mason, Inc.	5,300	273,109
Morgan Stanley	81,636	3,166,660
Northern Trust Corp.	11,962	914,615
State Street Corp.	21,762	1,675,674
T. Rowe Price Group, Inc.	14,200	1,103,766

		22,627,906

Chemicals — 2.3%
Air Products & Chemicals, Inc.	10,232	1,400,045
Airgas, Inc.	3,900	412,542
CF Industries Holdings, Inc.	13,100	842,068
Dow Chemical Co. (The)	57,536	2,944,117
E.I. du Pont de Nemours & Co.	47,944	3,066,019
Eastman Chemical Co.	7,886	645,232
Ecolab, Inc.	14,582	1,648,787
FMC Corp.	7,000	367,850
International Flavors & Fragrances, Inc.	4,175	456,286
LyondellBasell Industries NV (Class A Stock)	21,000	2,173,920
Monsanto Co.	25,584	2,726,998
Mosaic Co. (The)	16,500	773,025
PPG Industries, Inc.	14,748	1,691,891
Praxair, Inc.	15,608	1,865,936
Sherwin-Williams Co. (The)	4,316	1,186,986
Sigma-Aldrich Corp.	6,582	917,202

		23,118,904

Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	8,600	288,702
Cintas Corp.	5,400	456,786
Pitney Bowes, Inc.	9,625	200,296
Republic Services, Inc.	12,475	488,646
Stericycle, Inc.*	4,600	615,986
Tyco International PLC	22,000	846,560
Waste Management, Inc.	22,413	1,038,843

		3,935,819

Communications Equipment — 1.5%
Cisco Systems, Inc.	270,344	7,423,646
F5 Networks, Inc.*	4,200	505,470
Harris Corp.	6,900	530,679
Juniper Networks, Inc.	18,600	483,042
Motorola Solutions, Inc.	10,516	602,988
QUALCOMM, Inc.	87,400	5,473,862

		15,019,687

Construction & Engineering — 0.1%
Fluor Corp.	8,074	428,003
Jacobs Engineering Group, Inc.*(a)	6,700	272,154
Quanta Services, Inc.*	10,700	308,374

		1,008,531

Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	3,300	466,983
Vulcan Materials Co.	6,900	579,117

		1,046,100

Consumer Finance — 0.8%
American Express Co.	46,459	3,610,794
Capital One Financial Corp.	29,266	2,574,530
Discover Financial Services	24,018	1,383,917
Navient Corp.	20,292	369,517

		7,938,758

Containers & Packaging — 0.2%
Avery Dennison Corp.	4,768	290,562
Ball Corp.	7,264	509,569
MeadWestvaco Corp.	8,735	412,205
Owens-Illinois, Inc.*	8,600	197,284
Sealed Air Corp.	11,036	567,030

		1,976,650

Distributors — 0.1%
Genuine Parts Co.	8,199	734,056

Diversified Consumer Services
H&R Block, Inc.	13,620	403,833

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	97,300	13,243,503
CME Group, Inc.	17,200	1,600,632
Intercontinental Exchange, Inc.	6,188	1,383,699
Leucadia National Corp.	15,000	364,200
McGraw Hill Financial, Inc.	14,700	1,476,615
Moody’s Corp.	9,676	1,044,621
NASDAQ OMX Group, Inc. (The)	5,900	287,979

		19,401,249

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	275,731	9,793,965
CenturyLink, Inc.	30,008	881,635
Frontier Communications Corp.	49,260	243,837
Level 3 Communications, Inc.*	15,500	816,385
Verizon Communications, Inc.	218,933	10,204,467

		21,940,289

Electric Utilities — 1.5%
American Electric Power Co., Inc.	26,391	1,397,931
Duke Energy Corp.	37,039	2,615,694
Edison International	17,362	964,980
Entergy Corp.	10,015	706,058
Eversource Energy	16,200	735,642
Exelon Corp.	44,812	1,407,993
FirstEnergy Corp.	22,077	718,606
NextEra Energy, Inc.	23,372	2,291,157
Pepco Holdings, Inc.	11,500	309,810
Pinnacle West Capital Corp.	5,700	324,273
PPL Corp.	33,952	1,000,565
Southern Co. (The)	47,915	2,007,639
Xcel Energy, Inc.	25,683	826,479

		15,306,827

Electrical Equipment — 0.5%
AMETEK, Inc.	12,800	701,184
Eaton Corp. PLC	25,193	1,700,276
Emerson Electric Co.	36,250	2,009,337
Rockwell Automation, Inc.	7,263	905,260

		5,316,057

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	15,500	898,535
Corning, Inc.	65,497	1,292,256
FLIR Systems, Inc.	6,300	194,166
TE Connectivity Ltd. (Switzerland)	21,300	1,369,590

		3,754,547

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	22,345	1,378,686
Cameron International Corp.*	10,100	528,937
Diamond Offshore Drilling, Inc.(a)	2,800	72,268
Ensco PLC (Class A Stock)	11,500	256,105
FMC Technologies, Inc.*	12,100	502,029
Halliburton Co.	44,722	1,926,177
Helmerich & Payne, Inc.(a)	6,100	429,562
National Oilwell Varco, Inc.	19,900	960,772
Noble Corp. PLC(a)	12,400	190,836
Schlumberger Ltd.	67,541	5,821,359
Transocean Ltd.(a)	17,000	274,040

		12,340,771

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	23,308	3,147,979
CVS Health Corp.	59,599	6,250,743
Kroger Co. (The)	25,934	1,880,474
Sysco Corp.	30,180	1,089,498
Wal-Mart Stores, Inc.	83,626	5,931,592
Walgreens Boots Alliance, Inc.	45,878	3,873,938
Whole Foods Market, Inc.	19,200	757,248

		22,931,472

Food Products — 1.6%
Archer-Daniels-Midland Co.	33,559	1,618,215
Campbell Soup Co.	9,647	459,680
ConAgra Foods, Inc.	22,843	998,696
General Mills, Inc.	31,944	1,779,920
Hershey Co. (The)	7,916	703,178
Hormel Foods Corp.	7,500	422,775
J.M. Smucker Co. (The)	5,500	596,255
Kellogg Co.	13,670	857,109
Keurig Green Mountain, Inc.	6,300	482,769
Kraft Foods Group, Inc.	31,155	2,652,537
McCormick & Co., Inc.	7,000	566,650
Mead Johnson Nutrition Co.	10,865	980,240
Mondelez International, Inc. (Class A Stock)	86,966	3,577,781
Tyson Foods, Inc. (Class A Stock)	14,800	630,924

		16,326,729

Gas Utilities
AGL Resources, Inc.	6,430	299,381

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	79,874	3,920,216
Baxter International, Inc.	28,574	1,998,180
Becton, Dickinson and Co.	11,081	1,569,624
Boston Scientific Corp.*	69,272	1,226,114
C.R. Bard, Inc.	4,212	718,988
DENTSPLY International, Inc.	7,200	371,160
Edwards Lifesciences Corp.*	5,800	826,094
Intuitive Surgical, Inc.*	2,050	993,225
Medtronic PLC	75,515	5,595,662
St. Jude Medical, Inc.	15,164	1,108,033
Stryker Corp.	15,900	1,519,563
Varian Medical Systems, Inc.*(a)	5,200	438,516
Zimmer Biomet Holdings, Inc.	9,011	984,272

		21,269,647

Health Care Providers & Services — 2.9%
Aetna, Inc.	18,644	2,376,364
AmerisourceBergen Corp.	11,100	1,180,374
Anthem, Inc.	14,200	2,330,788
Cardinal Health, Inc.	17,473	1,461,616
Cigna Corp.	13,691	2,217,942
DaVita HealthCare Partners, Inc.*	9,200	731,124
Express Scripts Holding Co.*(a)	38,470	3,421,522
HCA Holdings, Inc.*	15,600	1,415,232
Henry Schein, Inc.*	4,700	667,964
Humana, Inc.	8,110	1,551,281
Laboratory Corp. of America Holdings*	5,600	678,832
McKesson Corp.	12,376	2,782,249
Patterson Cos., Inc.	4,400	214,060
Quest Diagnostics, Inc.	7,700	558,404
Tenet Healthcare Corp.*	5,143	297,677
UnitedHealth Group, Inc.	51,048	6,227,856
Universal Health Services, Inc. (Class B Stock)	5,000	710,500

		28,823,785

Health Care Technology — 0.1%
Cerner Corp.*	15,900	1,098,054

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	23,900	1,180,421
Chipotle Mexican Grill, Inc.*	1,660	1,004,284

Darden Restaurants, Inc.	6,753	480,003
Marriott International, Inc. (Class A Stock)	11,170	830,936
McDonald’s Corp.	50,930	4,841,915
Royal Caribbean Cruises Ltd.(a)	8,500	668,865
Starbucks Corp.	79,400	4,257,031
Starwood Hotels & Resorts Worldwide, Inc.	8,900	721,701
Wyndham Worldwide Corp.	6,651	544,784
Wynn Resorts Ltd.	4,600	453,882
Yum! Brands, Inc.	22,964	2,068,597

		17,052,419

Household Durables — 0.4%
D.R. Horton, Inc.	17,600	481,536
Garmin Ltd.	6,200	272,366
Harman International Industries, Inc.	3,700	440,078
Leggett & Platt, Inc.	7,400	360,232
Lennar Corp. (Class A Stock)(a)	9,700	495,088
Mohawk Industries, Inc.*	3,300	629,970
Newell Rubbermaid, Inc.	14,227	584,872
PulteGroup, Inc.	16,911	340,757
Whirlpool Corp.	4,385	758,824

		4,363,723

Household Products — 1.7%
Clorox Co. (The)	6,932	721,067
Colgate-Palmolive Co.	45,160	2,953,916
Kimberly-Clark Corp.	19,416	2,057,513
Procter & Gamble Co. (The)	144,323	11,291,831

		17,024,327

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	34,800	461,448
NRG Energy, Inc.	17,000	388,960

		850,408

Industrial Conglomerates — 2.3%
3M Co.	34,098	5,261,321
Danaher Corp.	32,500	2,781,675
General Electric Co.	535,472	14,227,491
Roper Technologies, Inc.	5,300	914,038

		23,184,525

Insurance — 2.6%
ACE Ltd.	17,400	1,769,232
Aflac, Inc.	23,000	1,430,600
Allstate Corp. (The)	22,108	1,434,146
American International Group, Inc.	71,301	4,407,828
Aon PLC	15,089	1,504,072
Assurant, Inc.	3,900	261,300
Chubb Corp. (The)	12,168	1,157,664
Cincinnati Financial Corp.	7,507	376,701
Genworth Financial, Inc. (Class A Stock)*	23,300	176,381
Hartford Financial Services Group, Inc. (The)	21,453	891,801
Lincoln National Corp.	13,251	784,724
Loews Corp.	15,117	582,156
Marsh & McLennan Cos., Inc.	28,540	1,618,218
MetLife, Inc.	59,200	3,314,608
Principal Financial Group, Inc.	14,100	723,189
Progressive Corp. (The)(a)	27,716	771,336
Prudential Financial, Inc.(b)	24,100	2,109,232
Torchmark Corp.	6,333	368,707

Travelers Cos., Inc. (The)	16,911	1,634,617
Unum Group	12,626	451,380
XL Group PLC (Ireland)	14,800	550,560

		26,318,452

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*	20,360	8,838,073
Expedia, Inc.	5,300	579,555
Netflix, Inc.*	3,200	2,102,208
Priceline Group, Inc. (The)*	2,830	3,258,377
TripAdvisor, Inc.*	6,300	548,982

		15,327,195

Internet Software & Services — 3.3%
Akamai Technologies, Inc.*	9,900	691,218
eBay, Inc.*	59,200	3,566,208
Equinix, Inc.	3,000	762,000
Facebook, Inc. (Class A Stock)*	112,000	9,605,680
Google, Inc. (Class A Stock)*	15,280	8,251,811
Google, Inc. (Class C Stock)*	15,342	7,985,665
VeriSign, Inc.*(a)	5,700	351,804
Yahoo!, Inc.*	45,600	1,791,624

		33,006,010

IT Services — 3.3%
Accenture PLC (Class A Stock)	33,300	3,222,774
Alliance Data Systems Corp.*	3,230	942,966
Automatic Data Processing, Inc.	25,078	2,012,008
Cognizant Technology Solutions Corp. (Class A Stock)*	32,000	1,954,880
Computer Sciences Corp.	7,251	475,956
Fidelity National Information Services, Inc.	15,400	951,720
Fiserv, Inc.*	12,900	1,068,507
International Business Machines Corp.	49,134	7,992,136
MasterCard, Inc. (Class A Stock)	51,700	4,832,916
Paychex, Inc.	17,625	826,260
Teradata Corp.*(a)	7,600	281,200
Total System Services, Inc.	9,071	378,896
Visa, Inc. (Class A Stock)	102,720	6,897,648
Western Union Co. (The)	25,752	523,538
Xerox Corp.	54,600	580,944

		32,942,349

Leisure Products — 0.1%
Hasbro, Inc.	5,954	445,300
Mattel, Inc.	17,013	437,064

		882,364

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	18,098	698,221
PerkinElmer, Inc.	6,170	324,789
Thermo Fisher Scientific, Inc.	21,002	2,725,219
Waters Corp.*	4,500	577,710

		4,325,939

Machinery — 1.5%
Caterpillar, Inc.	32,156	2,727,472
Cummins, Inc.	8,916	1,169,690
Deere & Co.	17,980	1,744,959
Dover Corp.	8,462	593,863
Flowserve Corp.	6,900	363,354

Illinois Tool Works, Inc.	18,336	1,683,061
Ingersoll-Rand PLC	13,800	930,396
Joy Global, Inc.	5,300	191,860
PACCAR, Inc.	18,664	1,190,950
Pall Corp.	5,704	709,863
Parker-Hannifin Corp.	7,438	865,263
Pentair PLC (United Kingdom)	9,946	683,787
Snap-on, Inc.	3,242	516,289
Stanley Black & Decker, Inc.	8,288	872,229
Xylem, Inc.	9,300	344,751

		14,587,787

Media — 3.6%
Cablevision Systems Corp. (Class A Stock)(a)	9,700	232,218
CBS Corp. (Class B Stock)	24,676	1,369,518
Comcast Corp. (Class A Stock)	134,585	8,093,942
DIRECTV*	26,600	2,468,214
Discovery Communications, Inc. (Class A Stock)*(a)	7,400	246,124
Discovery Communications, Inc. (Class C Stock)*	13,900	432,012
Gannett Co., Inc.*	5,795	81,065
Interpublic Group of Cos., Inc. (The)	21,388	412,147
News Corp. (Class A Stock)*	24,375	355,631
Omnicom Group, Inc.(a)	13,034	905,733
Scripps Networks Interactive, Inc. (Class A Stock)(a)	5,200	339,924
TEGNA, Inc.	11,589	371,659
Time Warner Cable, Inc.	14,881	2,651,348
Time Warner, Inc.	43,974	3,843,767
Twenty-First Century Fox, Inc. (Class A Stock)	94,800	3,085,266
Viacom, Inc. (Class B Stock)	19,476	1,258,928
Walt Disney Co. (The)	83,213	9,497,932

		35,645,428

Metals & Mining — 0.3%
Alcoa, Inc.	61,244	682,870
Allegheny Technologies, Inc.	5,218	157,584
Freeport-McMoRan, Inc.	53,892	1,003,469
Newmont Mining Corp.	26,897	628,314
Nucor Corp.	16,712	736,498

		3,208,735

Multi-Utilities — 1.1%
Ameren Corp.	12,469	469,832
CenterPoint Energy, Inc.	22,179	422,066
CMS Energy Corp.	14,300	455,312
Consolidated Edison, Inc.	15,751	911,668
Dominion Resources, Inc.	31,204	2,086,612
DTE Energy Co.	9,287	693,182
NiSource, Inc.	16,900	770,471
PG&E Corp.	25,153	1,235,012
Public Service Enterprise Group, Inc.	26,894	1,056,396
SCANA Corp.	7,800	395,070
Sempra Energy	12,198	1,206,870
TECO Energy, Inc.	10,800	190,728
WEC Energy Group, Inc.(a)	16,634	748,023

		10,641,242

Multiline Retail — 0.8%
Dollar General Corp.	16,000	1,243,840
Dollar Tree, Inc.*	10,800	853,092
Family Dollar Stores, Inc.	5,000	394,050
Kohl’s Corp.	11,000	688,710
Macy’s, Inc.	18,282	1,233,486
Nordstrom, Inc.	7,400	551,300
Target Corp.	33,782	2,757,625

		7,722,103

Oil, Gas & Consumable Fuels — 6.4%
Anadarko Petroleum Corp.	26,836	2,094,818
Apache Corp.	20,348	1,172,655
Cabot Oil & Gas Corp.	22,000	693,880
Chesapeake Energy Corp.(a)	26,100	291,537
Chevron Corp.	100,192	9,665,522
Cimarex Energy Co.	5,300	584,643
ConocoPhillips	65,257	4,007,432
CONSOL Energy, Inc.(a)	11,900	258,706
Devon Energy Corp.	20,800	1,237,392
EOG Resources, Inc.	29,100	2,547,705
EQT Corp.	8,300	675,122
Exxon Mobil Corp.	223,652	18,607,847
Hess Corp.	13,334	891,778
Kinder Morgan, Inc.	91,280	3,504,239
Marathon Oil Corp.	34,878	925,662
Marathon Petroleum Corp.	29,378	1,536,763
Murphy Oil Corp.(a)	8,600	357,502
Newfield Exploration Co.*	8,500	307,020
Noble Energy, Inc.	20,500	874,940
Occidental Petroleum Corp.	40,776	3,171,150
ONEOK, Inc.	11,100	438,228
Phillips 66	28,828	2,322,384
Pioneer Natural Resources Co.	8,100	1,123,389
QEP Resources, Inc.	7,000	129,570
Range Resources Corp.	8,500	419,730
Southwestern Energy Co.*	19,800	450,054
Spectra Energy Corp.	35,484	1,156,778
Tesoro Corp.	6,800	573,988
Valero Energy Corp.	27,700	1,734,020
Williams Cos., Inc. (The)	35,592	2,042,625

		63,797,079

Paper & Forest Products — 0.1%
International Paper Co.	22,784	1,084,291

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,700	1,013,922

Pharmaceuticals — 6.3%
AbbVie, Inc.	91,074	6,119,262
Allergan PLC*	20,695	6,280,105
Bristol-Myers Squibb Co.	88,079	5,860,777
Eli Lilly & Co.	51,797	4,324,531
Endo International PLC*	10,200	812,430
Hospira, Inc.*	9,307	825,624
Johnson & Johnson	147,769	14,401,567
Mallinckrodt PLC*	6,300	741,636
Merck & Co., Inc.	150,333	8,558,458
Mylan NV*(a)	21,400	1,452,204
Perrigo Co. PLC	8,000	1,478,640

Pfizer, Inc.	327,623	10,985,199
Zoetis, Inc.	26,300	1,268,186

		63,108,619

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	1,900	231,800
Equifax, Inc.	6,530	633,998
Nielsen NV	19,000	850,630
Robert Half International, Inc.	7,600	421,800

		2,138,228

Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	22,300	2,080,367
Apartment Investment & Management Co. (Class A Stock)	8,180	302,087
AvalonBay Communities, Inc.	7,011	1,120,849
Boston Properties, Inc.	8,400	1,016,736
Crown Castle International Corp.	17,700	1,421,310
Equity Residential	19,600	1,375,332
Essex Property Trust, Inc.	3,700	786,250
General Growth Properties, Inc.	32,300	828,818
HCP, Inc.	23,800	867,986
Health Care REIT, Inc.	18,200	1,194,466
Host Hotels & Resorts, Inc.	39,036	774,084
Iron Mountain, Inc.(a)	9,805	303,955
Kimco Realty Corp.	20,700	466,578
Macerich Co. (The)	7,400	552,040
Plum Creek Timber Co., Inc.	8,800	357,016
Prologis, Inc.	27,637	1,025,333
Public Storage	7,700	1,419,649
Realty Income Corp.	11,800	523,802
Simon Property Group, Inc.	16,489	2,852,927
SL Green Realty Corp.	5,400	593,406
Ventas, Inc.	17,933	1,113,460
Vornado Realty Trust	9,384	890,823
Weyerhaeuser Co.	27,359	861,808

		22,729,082

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	14,600	540,200

Road & Rail — 0.9%
CSX Corp.	51,718	1,688,592
Kansas City Southern	6,200	565,440
Norfolk Southern Corp.	16,611	1,451,137
Ryder System, Inc.	2,821	246,471
Union Pacific Corp.	46,716	4,455,305

		8,406,945

Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	15,400	788,480
Analog Devices, Inc.	16,500	1,059,052
Applied Materials, Inc.	63,788	1,226,005
Avago Technologies Ltd. (Singapore)	13,600	1,807,848
Broadcom Corp. (Class A Stock)	29,200	1,503,508
First Solar, Inc.*(a)	3,800	178,524
Intel Corp.	251,988	7,664,215
KLA-Tencor Corp.	8,220	462,046
Lam Research Corp.	8,862	720,924
Linear Technology Corp.	12,700	561,721
Microchip Technology, Inc.(a)	10,700	507,448
Micron Technology, Inc.*(a)	55,616	1,047,805
NVIDIA Corp.	26,800	538,948

Qorvo, Inc.*	7,271	583,643
Skyworks Solutions, Inc.	10,300	1,072,230
Texas Instruments, Inc.	55,452	2,856,333
Xilinx, Inc.	13,500	596,160

		23,174,890

Software — 3.6%
Adobe Systems, Inc.*	25,240	2,044,692
Autodesk, Inc.*	12,120	606,909
CA, Inc.(a)	16,458	482,055
Citrix Systems, Inc.*	8,200	575,312
Electronic Arts, Inc.*	16,500	1,097,250
Intuit, Inc.	14,900	1,501,473
Microsoft Corp.	432,212	19,082,160
Oracle Corp.	169,740	6,840,522
Red Hat, Inc.*	9,700	736,521
salesforce.com, inc.*	32,100	2,235,123
Symantec Corp.	35,817	832,745

		36,034,762

Specialty Retail — 2.3%
AutoNation, Inc.*	3,923	247,070
AutoZone, Inc.*(a)	1,690	1,127,061
Bed Bath & Beyond, Inc.*	9,000	620,820
Best Buy Co., Inc.	15,300	498,933
CarMax, Inc.*	10,600	701,826
GameStop Corp. (Class A Stock)(a)	5,600	240,576
Gap, Inc. (The)	13,713	523,425
Home Depot, Inc. (The)	69,784	7,755,096
L. Brands, Inc.	13,222	1,133,522
Lowe’s Cos., Inc.	50,496	3,381,717
O’Reilly Automotive, Inc.*	5,400	1,220,292
Ross Stores, Inc.	22,400	1,088,864
Staples, Inc.	32,925	504,082
Tiffany & Co.	6,000	550,800
TJX Cos., Inc. (The)	36,164	2,392,972
Tractor Supply Co.	7,100	638,574
Urban Outfitters, Inc.*	5,300	185,500

		22,811,130

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	307,938	38,623,124
EMC Corp.	105,204	2,776,333
Hewlett-Packard Co.	96,202	2,887,022
NetApp, Inc.	16,300	514,428
SanDisk Corp.	11,000	640,420
Seagate Technology PLC(a)	17,200	817,000
Western Digital Corp.	11,500	901,830

		47,160,157

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	14,300	494,923
Fossil Group, Inc.*	2,500	173,400
Hanesbrands, Inc.	19,600	653,072
Michael Kors Holdings Ltd.*	10,900	458,781
NIKE, Inc. (Class B Stock)	37,052	4,002,357
PVH Corp.	4,600	529,920
Ralph Lauren Corp.	3,300	436,788
Under Armour, Inc. (Class A Stock)*(a)	8,400	700,896

VF Corp.	17,936	1,250,857

		8,700,994

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	22,600	223,288

Tobacco — 1.3%
Altria Group, Inc.	104,279	5,100,286
Philip Morris International, Inc.	82,679	6,628,375
Reynolds American, Inc.	21,966	1,639,982

		13,368,643

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	14,000	590,520
United Rentals, Inc.*(a)	5,400	473,148
W.W. Grainger, Inc.(a)	3,274	774,792

		1,838,460

TOTAL COMMON STOCKS (cost $351,292,176)		969,550,062

EXCHANGE TRADED FUND — 0.4%
iShares Core S&P 500 ETF (cost $4,625,490)	22,200	4,600,284

TOTAL LONG-TERM INVESTMENTS (cost $355,917,666)		974,150,346

SHORT-TERM INVESTMENTS — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $40,792,935; includes $17,482,615 of cash collateral for securities on loan)(c)(d)	40,792,935	40,792,935

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill, 0.145%, 09/17/15 (cost $2,199,319)(e)(f)	2,200	2,200,000

TOTAL SHORT-TERM INVESTMENTS (cost $42,992,254)		42,992,935

TOTAL INVESTMENTS — 101.7% (cost $398,909,920)(g)		1,017,143,281
Liabilities in excess of other assets(h) — (1.7)%		(17,303,330)

NET ASSETS — 100.0%		$999,839,951

The following abbreviations are used in the portfolio descriptions:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,069,344; cash collateral of $17,482,615 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	An affiliated security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$407,738,314

Appreciation	616,590,020
Depreciation	(7,185,053)

Net Unrealized Appreciation	$609,404,967

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

Futures contracts outstanding at June 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2015	Unrealized Depreciation(1)(2)
	Long Positions:
105	S&P 500 E-Mini	Sep. 2015	$10,972,019	$10,785,600	$(186,419)
28	S&P 500 Index	Sep. 2015	14,653,362	14,380,800	(272,562)

					$(458,981)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2015.
(2)	A U.S. Treasury Obligation with a market value of $2,200,000 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,633,156	$—	$—
Air Freight & Logistics	6,919,120	—	—
Airlines	4,401,897	—	—
Auto Components	4,113,536	—	—
Automobiles	6,166,847	—	—
Banks	60,055,097	—	—
Beverages	20,415,749	—	—
Biotechnology	31,205,778	—	—
Building Products	806,134	—	—
Capital Markets	22,627,906	—	—
Chemicals	23,118,904	—	—
Commercial Services & Supplies	3,935,819	—	—
Communications Equipment	15,019,687	—	—
Construction & Engineering	1,008,531	—	—
Construction Materials	1,046,100	—	—
Consumer Finance	7,938,758	—	—
Containers & Packaging	1,976,650	—	—
Distributors	734,056	—	—
Diversified Consumer Services	403,833	—	—

Diversified Financial Services	19,401,249	—	—
Diversified Telecommunication Services	21,940,289	—	—
Electric Utilities	15,306,827	—	—
Electrical Equipment	5,316,057	—	—
Electronic Equipment, Instruments & Components	3,754,547	—	—
Energy Equipment & Services	12,340,771	—	—
Food & Staples Retailing	22,931,472	—	—
Food Products	16,326,729	—	—
Gas Utilities	299,381	—	—
Health Care Equipment & Supplies	21,269,647	—	—
Health Care Providers & Services	28,823,785	—	—
Health Care Technology	1,098,054	—	—
Hotels, Restaurants & Leisure	17,052,419	—	—
Household Durables	4,363,723	—	—
Household Products	17,024,327	—	—
Independent Power & Renewable Electricity Producers	850,408	—	—
Industrial Conglomerates	23,184,525	—	—
Insurance	26,318,452	—	—
Internet & Catalog Retail	15,327,195	—	—
Internet Software & Services	33,006,010	—	—
IT Services	32,942,349	—	—
Leisure Products	882,364	—	—
Life Sciences Tools & Services	4,325,939	—	—
Machinery	14,587,787	—	—
Media	35,645,428	—	—
Metals & Mining	3,208,735	—	—
Multi-Utilities	10,641,242	—	—
Multiline Retail	7,722,103	—	—
Oil, Gas & Consumable Fuels	63,797,079	—	—
Paper & Forest Products	1,084,291	—	—
Personal Products	1,013,922	—	—
Pharmaceuticals	63,108,619	—	—
Professional Services	2,138,228	—	—
Real Estate Investment Trusts (REITs)	22,729,082	—	—
Real Estate Management & Development	540,200	—	—
Road & Rail	8,406,945	—	—
Semiconductors & Semiconductor Equipment	23,174,890	—	—
Software	36,034,762	—	—
Specialty Retail	22,811,130	—	—
Technology Hardware, Storage & Peripherals	47,160,157	—	—
Textiles, Apparel & Luxury Goods	8,700,994	—	—
Thrifts & Mortgage Finance	223,288	—	—
Tobacco	13,368,643	—	—
Trading Companies & Distributors	1,838,460	—	—
Exchange Traded Fund	4,600,284	—	—
Affiliated Money Market Mutual Fund	40,792,935	—	—
U.S. Treasury Obligation	—	2,200,000	—
Other Financial Instruments*
Futures Contracts	(458,981)	—	—

Total	$1,014,484,300	$2,200,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	August 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date	August 19, 2015

*	Print the name and title of each signing officer under his or her signature.